Principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Principal accounting policies
Schedule of property and equipment estimated useful lives and residual rate

Property and equipment are stated at historical cost less accumulated depreciation and impairment loss, if any. Depreciation is calculated using the straight-line method over their estimated useful lives. Residual rate is determined based on the economic value of the property and equipment at the end of the estimated useful lives as a percentage of the original cost.

		Residual
	Estimated useful lives	rate
Buildings	40 years	0%
Servers, computers and equipment	3-5 years	0%-5%
Leasehold improvements	Shorter of lease term or 5 years	0%
Renovation of buildings	10 years	0%
Motor vehicles	4 years	0%-5%
Furniture, fixture and office equipment	3-5 years	0%-5%

Schedule of amortization of finite-lived intangible assets is computed using the straight-line method over the following estimated useful lives

Intangible assets mainly consist of trademark, customer relationships, non-compete agreement, operating rights, software, domain names, technology, license and others. Identifiable intangible assets are carried at acquisition cost less accumulated amortization and impairment loss, if any. Finite-lived intangible assets are tested for impairment if impairment indicators arise. Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives, which are as follows:

Estimated useful lives

Trademark	6 - 10 years
Customer relationships	3 years
Licenses	15 years
Non-compete agreement	1 year
Operating rights	Shorter of the economic life or contract terms
Software	1-5 years
Domain names	10-15 years
Technology	5-6 years
Others	Shorter of the economic life or contract terms

Schedule of undiscounted cash flows to the operating lease liabilities recognized

A maturity analysis of the Company's operating lease liabilities and reconciliation of the undiscounted cash flows to the operating lease liabilities recognized on the consolidated balance sheet was as below:

Office rental
US$

2022	12,038
2023	4,368
2024	869
2025 and after	491
Total undiscounted cash flows	17,766
Less: imputed interest	(991)
Present value of lease liabilities	16,775